Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 21,510,000	$ 7,536,000
Liabilities:
Total fair value of liabilities	11,651,000	8,903,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	6,178,000	2,511,000
Issuance	13,637,000	4,944,000
Exercise of warrants	(57,000)
Change in fair value	(8,333,000)	(1,277,000)
Balance	11,425,000	6,178,000
2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,378,000	2,511,000
Issuance	0	0
Exercise of warrants	(15,000)
Change in fair value	(1,643,000)	(133,000)
Balance	720,000	2,378,000
2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	3,800,000	0
Issuance	0	4,944,000
Exercise of warrants	0
Change in fair value	(370,000)	(1,144,000)
Balance	3,430,000	3,800,000
2013 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0	0
Issuance	9,404,000	0
Exercise of warrants	(42,000)
Change in fair value	(4,223,000)	0
Balance	5,139,000	0
2013 Celgene Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0	0
Issuance	3,796,000	0
Exercise of warrants	0
Change in fair value	(1,713,000)	0
Balance	2,083,000	0
2013 Interest Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0	0
Issuance	437,000	0
Exercise of warrants	0
Change in fair value	(384,000)	0
Balance	53,000	0
2012 Notes [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	276,000	0
Issuance	0	488,000
Change in fair value	(175,000)	(212,000)
Balance	101,000	276,000
2013 Notes [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	0	0
Issuance	732,000	0
Change in fair value	(607,000)	0
Balance	125,000	0
Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	276,000	0
Issuance	732,000	488,000
Change in fair value	(782,000)	(212,000)
Balance	226,000	276,000
Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,449,000	0
Issuance		3,181,000
Exercise of call option	(6,319,000)
Change in fair value	3,870,000	(732,000)
Balance	0	2,449,000
Derivative liability [Member]
Liabilities:
Total fair value of liabilities		2,449,000
Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	226,000	276,000
Warrant liability [Member]
Liabilities:
Total fair value of liabilities	11,425,000	6,178,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	21,510,000	7,536,000
Liabilities:
Total fair value of liabilities	0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities		0
Quoted prices in active markets for identical assets (Level 1) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0	0
Liabilities:
Total fair value of liabilities	0	0
Significant other observable inputs (Level 2) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities		0
Significant other observable inputs (Level 2) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0	0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0	0
Liabilities:
Total fair value of liabilities	11,651,000	8,903,000
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities		2,449,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	226,000	276,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	$ 11,425,000	$ 6,178,000